SCHEDULE OF CLAIMS AND ADVANCES (Details) - USD ($)		Mar. 31, 2025	Mar. 31, 2024
Claims And Advances
Refundable taxes	[1]
Total

[1]	The balance represents Tax deducted by the Vendors/ Suppliers which will be refunded to the Company upon filing of income tax return for the respective year.